DEPOSITS AND OBLIGATIONS - Demand deposits (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DEPOSITS AND OBLIGATIONS
Demand deposits	S/ 34,213,188	S/ 32,515,163
Time deposits (c)	32,853,576	30,426,744
Saving deposits	35,179,770	32,593,979
Severance indemnity deposits	7,897,199	7,571,375
Bank's negotiable certificates	1,180,461	876,863
Total	111,324,194	103,984,124
Interest payable	681,191	567,186
Total	S/ 112,005,385	S/ 104,551,310